Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events

11. Subsequent Events

On January 1, 2020, the shares of common stock available under each of the 2019 Plan and ESPP were increased by 1,149,499 and 229,899 shares, respectively, pursuant to the automatic increase provisions of the respective plans.

In December 2019, the Company entered into an agreement related to its corporate headquarters to add an additional 5,600 square feet to its existing leased office space for a term of approximately 5 years as well as extend the term of the existing lease space entered into in January 2019 by approximately 2 additional years.

In October, November and December 2019 and January 2020, the Company granted an aggregate of 260,000 shares of common stock options to its employees at weighted average exercise price of $14.62 per share.

8. Subsequent Events

For purposes of the financial statements as of December 31, 2018 and the year then ended, the Company evaluated subsequent events for recognition and measurement purposes through April 18, 2019, the date the financial statements were issued. Except as described below, the Company has concluded that no events or transactions have occurred that require disclosure.

On January 22, 2019, the Company entered into a four-year agreement for the Company’s corporate headquarters for approximately 5,600 square feet of office space. The lease term, and allocated minimum lease payments which aggregate $1.6 million over the initial term of four years, is expected to commence mid-May 2019.

In March and April 2019, the Company granted 1,426,875 shares of common stock options to its employees at an exercise price of $2.936 per share. The stock options generally vest over a four-year period.

In connection with the Second Closing, the common stock reserved for issuance under the 2018 Plan increased by 1,320,104 shares to a total of 3,179,255 shares.

In April 2019, the Company repurchased 25,782 shares of common stock from a former employee in connection with termination of employment.